Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 13,021	$ 3,097
Marketable securities	5,976	12,351
Other accounts receivable	155	284
Total current assets	19,152	15,732
Property and equipment, net	491	718
Total assets	19,643	16,450
Current liabilities
Trade payables	2,276	3,122
Other accounts payable	1,034	363
Deferred revenue	538	1,094
Total current liabilities	3,848	4,579
Long-term liabilities
Related parties	0	267
Deferred revenue	0	529
Total long-term liabilities	0	796
Stockholders’ equity
Ordinary shares, par value NIS 0.01 per share; Authorized 50,000,000 shares; Issued and outstanding: 14,435,161 shares as of December 31, 2017; 12,149,226 shares as of December 31, 2016	40	34
Additional paid-in capital	92,381	75,446
Accumulated other comprehensive loss	(7)	(85)
Accumulated deficit	(76,619)	(64,320)
Total stockholders' equity	15,795	11,075
Total liabilities and stockholders’ equity	$ 19,643	$ 16,450